UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02351

Western Asset Income Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INCOME FUND

FORM N-Q

MARCH 31, 2017

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 90.1%
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.5%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	$740,000	$765,900	(a)

Automobiles - 1.0%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	410,000	471,175
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	195,452
General Motors Co., Senior Notes	5.200%	4/1/45	310,000	303,866
General Motors Co., Senior Notes	6.750%	4/1/46	310,000	363,410

Total Automobiles				1,333,903

Hotels, Restaurants & Leisure - 0.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	180,000	185,850
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	157,177
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	244,629

Total Hotels, Restaurants & Leisure				587,656

Media - 6.4%
21st Century Fox America Inc., Senior Debentures	7.750%	12/1/45	130,000	179,752
21st Century Fox America Inc., Senior Notes	6.550%	3/15/33	545,000	663,091
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	420,000	422,100	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	125,043
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	299,347
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	351,597	(a)(e)
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,211,708
Comcast Corp., Notes	6.450%	3/15/37	220,000	280,201
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	214,655
Discovery Communications LLC, Senior Notes	3.800%	3/13/24	390,000	386,683
Time Warner Cable LLC, Debentures	7.300%	7/1/38	200,000	247,833
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	180,000	206,405
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	690,000	771,292
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	10,000	11,551
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	50,000	51,277
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	410,000	547,072
Time Warner Inc., Senior Notes	4.900%	6/15/42	150,000	146,564
UBM PLC, Notes	5.750%	11/3/20	570,000	599,029	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	50,000	49,038
Viacom Inc., Senior Notes	4.375%	3/15/43	40,000	34,671
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,000,000	1,042,500	(a)
WPP Finance 2010, Senior Notes	4.750%	11/21/21	840,000	904,143
WPP Finance 2010, Senior Notes	5.625%	11/15/43	150,000	159,303

Total Media				8,904,855

Multiline Retail - 0.2%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	290,000	274,425

Specialty Retail - 0.0%
PetSmart Inc., Senior Notes	7.125%	3/15/23	40,000	38,000	(a)

TOTAL CONSUMER DISCRETIONARY				11,904,739

CONSUMER STAPLES - 3.3%
Beverages - 2.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,250,000	1,350,905
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	282,909
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	350,000	389,293	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	670,000	771,787	(a)

Total Beverages				2,794,894

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.2%
CVS Health Corp., Senior Notes	5.125%	7/20/45	$340,000	$375,121

Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	50,000	51,929
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	150,000	152,702
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	250,000	260,938
Smithfield Foods Inc., Senior Notes	4.250%	2/1/27	60,000	60,705	(a)

Total Food Products				526,274

Tobacco - 0.7%
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	101,828
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	370,506
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	382,584
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	105,697

Total Tobacco				960,615

TOTAL CONSUMER STAPLES				4,656,904

ENERGY - 16.3%
Energy Equipment & Services - 1.1%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	402,223
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	120,000	116,400
Ensco PLC, Senior Notes	5.200%	3/15/25	480,000	416,400
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	210,719
Petrofac Ltd., Senior Notes	3.400%	10/10/18	310,000	312,940	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	130,000	120,250

Total Energy Equipment & Services				1,578,932

Oil, Gas & Consumable Fuels - 15.2%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	590,546
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	460,000	492,086
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	510,500
Apache Corp., Senior Notes	6.900%	9/15/18	100,000	106,839
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	214,945
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	164,631
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	94,062
ConocoPhillips, Notes	6.500%	2/1/39	810,000	1,031,646
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	401,454
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	338,415
Devon Energy Corp., Senior Notes	5.000%	6/15/45	270,000	270,900
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	380,000	490,799
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	756,872
Ecopetrol SA, Senior Notes	5.875%	5/28/45	176,000	160,160
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	120,000	136,495
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	250,000	278,750
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	371,789
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,443,302
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	308,360
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,275,026
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,503,824
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	200,000	205,226	(a)
LUKOIL International Finance BV, Senior Notes	4.750%	11/2/26	290,000	294,263	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	536,250	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	433,198
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	155,984
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	20,000	20,283
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	270,000	260,573
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	330,000	348,876
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	280,000	276,500
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,635,000	2,714,313
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	499,500

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Phillips 66, Senior Notes	5.875%	5/1/42	$160,000	$183,119
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	210,000	219,521	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	322,137
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	470,000	603,500
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	310,000	325,919
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	450,000	425,400
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	660,000	679,743
Williams Cos. Inc., Debentures	7.500%	1/15/31	47,000	54,755
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	43,475
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	770,125

Total Oil, Gas & Consumable Fuels				21,314,061

TOTAL ENERGY				22,892,993

FINANCIALS - 33.4%
Banks - 19.1%
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	345,950	(a)
Bank of America Corp., Senior Notes	6.400%	8/28/17	300,000	305,825
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	78,035
Bank of America Corp., Senior Notes	5.625%	7/1/20	30,000	32,902
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	384,848
Bank of America Corp., Senior Notes	4.443%	1/20/48	240,000	241,551	(b)
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	1,000,000	1,003,290
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	373,845
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,238,198
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	300,970	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	492,165
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	330,000	350,625	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	200,000	205,500	(a)(b)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	700,000	699,437	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	421,093	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	368,384
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	290,973
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	819,946
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	400,000	404,817
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	240,000	236,004
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	471,172
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	471,078
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	708,000	826,590	(a)(b)(c)
Cooperatieve Rabobank U.A., Senior Notes	5.250%	5/24/41	570,000	663,729
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	450,000	516,934
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	340,000	366,850
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	560,000	622,300	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,040,000	1,107,600	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,430,000	1,438,938	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	211,456
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	667,555	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	250,000	235,183	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	690,000	668,676	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	260,000	271,128	(b)(c)
JPMorgan Chase & Co., Senior Notes	4.260%	2/22/48	100,000	99,710	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	$720,000	$727,559
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	501,130
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	150,000	158,034
Lloyds Banking Group PLC, Junior Subordinated Bonds	7.500%	6/27/24	360,000	380,736	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,360,000	1,604,800	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	590,000	615,075	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,073,318
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	369,951
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	310,000	313,474
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	480,000	560,177
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	209,543	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	422,763	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/1/17	1,190,000	1,190,714	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	296,810
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	478,853
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	180,000	174,326
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	440,000	449,512

Total Banks				26,760,032

Capital Markets - 5.0%
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	525,505
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,170,000	1,188,624	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	850,000	864,904
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	270,000	284,457
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	292,701
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	715,824
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	789,721
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	525,368
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	820,000	817,257	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	104,668
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	109,171
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	115,546
Morgan Stanley, Senior Notes	4.375%	1/22/47	300,000	300,217
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	340,000	393,108

Total Capital Markets				7,027,071

Consumer Finance - 2.2%
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	217,080
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	235,348
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,300,000	1,469,530
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	861,914
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	276,225

Total Consumer Finance				3,060,097

Diversified Financial Services - 3.7%
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	2,000	2,000
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	190,000	179,823	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	220,000	226,360	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.660%	12/21/65	470,000	444,150	(a)(b)
ILFC E-Capital Trust II, Bonds	4.910%	12/21/65	790,000	742,600	(a)(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	483,675
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	140,074
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	224,239
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	700,000	748,124	(a)
Nationwide Building Society, Subordinated Notes	4.000%	9/14/26	390,000	377,567	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	407,680	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	630,000	655,200	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	500,000	554,070

Total Diversified Financial Services				5,185,562

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 3.4%
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	$480,000	$547,200	(b)
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	60,000	62,250
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	80,000	81,600	(b)
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	101,867
Aon PLC, Senior Notes	4.750%	5/15/45	90,000	89,899
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	277,800
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	192,712
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000	190,475	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	190,000	218,500	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	619,591	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	261,162	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,150,000	1,262,125
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	365,500	(b)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	400,000	528,733	(a)

Total Insurance				4,799,414

TOTAL FINANCIALS				46,832,176

HEALTH CARE - 2.1%
Biotechnology - 0.7%
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	180,000	179,523
Celgene Corp., Senior Notes	5.000%	8/15/45	300,000	314,015
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	68,915
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	310,000	305,822
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	51,000

Total Biotechnology				919,275

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	220,000	226,810
Abbott Laboratories, Senior Notes	4.900%	11/30/46	230,000	238,250

Total Health Care Equipment & Supplies				465,060

Health Care Providers & Services - 0.8%
Anthem Inc., Senior Notes	5.875%	6/15/17	290,000	292,530
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	30,000	25,577
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	111,644
Humana Inc., Senior Notes	4.800%	3/15/47	230,000	240,440
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	31,850
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	360,000	358,200

Total Health Care Providers & Services				1,060,241

Pharmaceuticals - 0.3%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	190,000	190,517
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	200,000	200,856
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	30,569

Total Pharmaceuticals				421,942

TOTAL HEALTH CARE				2,866,518

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.6%
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	$40,000	$42,481
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	120,000	129,979
Rockwell Collins Inc., Senior Notes	3.500%	3/15/27	650,000	650,188	(e)

Total Aerospace & Defense				822,648

Airlines - 0.7%
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	63,884	64,418	(d)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	109,695	115,180
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	63,591	67,565
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	147,757	164,010
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	67,299	71,001
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	62,133	71,142
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	118,842	131,023
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	278,562	310,329

Total Airlines				994,668

Commercial Services & Supplies - 1.0%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	140,653
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	367,645
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	600,000	618,000	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	250,000	346,610

Total Commercial Services & Supplies				1,472,908

Construction & Engineering - 0.6%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	877,550

Industrial Conglomerates - 1.4%
General Electric Co., Junior Subordinated Bonds	5.000%	1/21/21	710,000	749,050	(b)(c)
General Electric Co., Senior Notes	5.875%	1/14/38	120,000	151,458
General Electric Co., Senior Notes	6.875%	1/10/39	646,000	917,331
General Electric Co., Subordinated Notes	5.300%	2/11/21	138,000	152,812

Total Industrial Conglomerates				1,970,651

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	233,725

Road & Rail - 0.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	60,000	54,300	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	321,768

Total Road & Rail				376,068

Transportation - 0.3%
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	430,000	435,912	(a)

TOTAL INDUSTRIALS				7,184,130

INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	520,000	577,432
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	277,742
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	229,771

Total Communications Equipment				1,084,945

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - 0.3%
HP Enterprise Services LLC, Notes	7.450%	10/15/29	$420,000	$505,445

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	145,767
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	111,171
NXP BV/NXP Funding LLC, Senior Notes	3.875%	9/1/22	400,000	409,000	(a)

Total Semiconductors & Semiconductor Equipment				665,938

Software - 2.2%
Microsoft Corp., Senior Notes	3.750%	2/12/45	420,000	398,427
Microsoft Corp., Senior Notes	3.700%	8/8/46	990,000	929,323
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,660,000	1,701,583

Total Software				3,029,333

Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	324,338
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	620,000	648,362	(a)
HP Inc., Senior Notes	4.650%	12/9/21	310,000	332,134
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	510,000	505,104	(a)

Total Technology Hardware, Storage & Peripherals				1,809,938

TOTAL INFORMATION TECHNOLOGY				7,095,599

MATERIALS - 7.1%
Chemicals - 1.0%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,084,147
Ecolab Inc., Senior Notes	5.500%	12/8/41	80,000	94,558
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	200,008	(a)

Total Chemicals				1,378,713

Containers & Packaging - 0.2%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	230,000	240,064

Metals & Mining - 5.7%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	250,000	268,125	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	800,000	863,440
Arconic Inc., Senior Notes	5.125%	10/1/24	320,000	330,560
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	618,000	662,636
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	56,570
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	206,409
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	100,000	111,984
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	470,000	531,570	(a)(b)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	80,000	79,400
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	55,650
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	400,000	413,000	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	110,000	110,441	(a)
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	505,569	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	156,286	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	80,000	78,980	(a)
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	490,000	519,400	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	752,937
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	162,384
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	460,719
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,234,215
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	370,000	371,850

Total Metals & Mining				7,932,125

Paper & Forest Products - 0.2%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	30,000	30,981
Georgia-Pacific LLC, Senior Bonds	7.375%	12/1/25	250,000	316,525

Total Paper & Forest Products				347,506

TOTAL MATERIALS				9,898,408

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	$500,000	$521,250
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	384,144

TOTAL REAL ESTATE				905,394

TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 4.9%
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	339,850
AT&T Inc., Senior Notes	5.350%	9/1/40	30,000	30,824
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	196,856
AT&T Inc., Senior Notes	4.750%	5/15/46	170,000	158,625
AT&T Inc., Senior Notes	5.450%	3/1/47	50,000	51,113
AT&T Inc., Senior Notes	4.500%	3/9/48	86,000	76,475
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	276,364
British Telecommunications PLC, Bonds	9.125%	12/15/30	330,000	493,649
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	750,000	618,750
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	268,063
Qwest Corp., Debentures	6.875%	9/15/33	850,000	846,396
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	400,000	402,823
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	74,199
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	730,000	765,146
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	1,970,070
Verizon Communications Inc., Senior Notes	5.050%	3/15/34	210,000	213,547
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	139,000	131,866

Total Diversified Telecommunication Services				6,914,616

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	991,663
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	50,000	54,438	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	330,000	356,235
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	376,550
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	312,681

Total Wireless Telecommunication Services				2,091,567

TOTAL TELECOMMUNICATION SERVICES				9,006,183

UTILITIES - 2.1%
Electric Utilities - 2.0%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	230,066
Duke Energy Corp., Senior Notes	3.750%	9/1/46	420,000	377,062
FirstEnergy Corp., Notes	7.375%	11/15/31	830,000	1,081,776
Great Plains Energy Inc., Senior Notes	3.900%	4/1/27	260,000	262,531
Great Plains Energy Inc., Senior Notes	4.850%	4/1/47	50,000	51,258
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	130,000	162,749
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	631,295

Total Electric Utilities				2,796,737

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	170,000	170,000	(a)

TOTAL UTILITIES				2,966,737

TOTAL CORPORATE BONDS & NOTES (Cost - $116,180,215)				126,209,781

ASSET-BACKED SECURITIES - 0.5%
GoldenTree Loan Opportunities Ltd., 2015-10A D	4.380%	7/20/27	250,000	248,562	(a)(b)
Madison Park Funding Ltd., 2013-11A C	3.791%	10/23/25	250,000	250,173	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	4.538%	7/25/26	250,000	247,816	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $731,878)				746,551

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 1.4%
Alabama - 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue	3.163%	9/15/25	$310,000	$311,792

California - 0.8%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Build America Bonds, Recovery Zone Economic Development	7.618%	8/1/40	650,000	939,718
University of California Revenue, Taxable	4.062%	5/15/33	150,000	152,378

Total California				1,092,096

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	165,056

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	310,000	322,192

TOTAL MUNICIPAL BONDS (Cost - $1,919,794)				1,891,136

SOVEREIGN BONDS - 4.5%
Argentina - 2.8%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,220,000	1,352,675	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	740,000	749,620	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,140,000	1,211,820	(a)
Republic of Argentina, Senior Notes	6.875%	1/26/27	650,000	659,100	(a)

Total Argentina				3,973,215

Canada - 0.7%
Quebec Province, Notes	7.970%	7/22/36	650,000	992,604

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	610,000	645,075	(a)

Honduras - 0.2%
Republic of Honduras, Senior Notes	6.250%	1/19/27	350,000	354,242	(a)

Mexico - 0.3%
United Mexican States, Senior Notes	4.750%	3/8/44	30,000	29,175
United Mexican States, Senior Notes	4.350%	1/15/47	360,000	331,200

Total Mexico				360,375

TOTAL SOVEREIGN BONDS (Cost - $5,927,993)				6,325,511

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.6%
U.S. Government Obligations - 2.6%
U.S. Treasury Bonds	2.875%	11/15/46	240,000	232,865
U.S. Treasury Notes	1.375%	2/15/20	3,200,000	3,189,875
U.S. Treasury Notes	1.875%	2/28/22	230,000	229,506

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,642,394)				3,652,246

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (Cost - $143,068)	7.376%	5,725	$130,781	(b)

TOTAL INVESTMENTS - 99.2% (Cost - $128,545,342#)			138,956,006
Other Assets in Excess of Liabilities - 0.8%			1,166,397

TOTAL NET ASSETS - 100.0%			$140,122,403

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs.

(e)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	20	6/17	$4,328,203	$4,329,063	$860
U.S. Treasury 5-Year Notes	4	6/17	470,794	470,906	112
U.S. Treasury 10-Year Notes	41	6/17	5,061,618	5,107,063	45,445

					46,417

Contracts to Sell:
U.S. Treasury Long-Term Bonds	80	6/17	12,030,138	12,067,500	(37,362)
U.S. Treasury Ultra Long-Term Bonds	10	6/17	1,598,514	1,606,250	(7,736)

					(45,098)

Net unrealized appreciation on open futures contracts					$1,319

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Industrials	—	$7,119,712	$64,418	$7,184,130
Other Corporate Bonds & Notes	—	119,025,651	—	119,025,651
Asset-Backed Securities	—	746,551	—	746,551
Municipal Bonds	—	1,891,136	—	1,891,136
Sovereign Bonds	—	6,325,511	—	6,325,511
U.S. Government & Agency Obligations	—	3,652,246	—	3,652,246
Preferred Stocks	$130,781	—	—	130,781

Total Investments	$130,781	$138,760,807	$64,418	$138,956,006

Other Financial Instruments:
Futures Contracts	$46,417	—	—	$46,417

Total	$177,198	$138,760,807	$64,418	$139,002,423

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$45,098	—	—	$45,098

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, securities valued at $130,781 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,235,513
Gross unrealized depreciation	(824,849)

Net unrealized appreciation	$10,410,664

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017